UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska            68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska            68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 06/30/13

Item 1.  Reports to Stockholders.

Decathlon Conservative Portfolio

Decathlon Moderate Portfolio

Decathlon Aggressive Portfolio

SEMI-ANNUAL REPORT

June 30, 2013

Distributed by Northern Lights Distributors, LLC

Member FINRA

BCM Decathlon Conservative Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Portfolio's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	6 Month	1 Year	Since Inception**
BCM Decathlon Conservative Portfolio - Class 2	1.18%	2.09%	2.39%
Barclays U.S. Aggregate Bond Index ***	(2.44)%	(0.69)%	0.21%
BCM Conservative Blended Index****	(0.26)%	3.07%	2.69%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  Total return is calculated assuming reinvestment of all dividends and distributions.  The Portfolio’s total gross annual operating expenses, including underlying funds, is 2.19% for Class 2.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-777-0535.

** Inception date is April 30, 2012.

*** The Barclays U.S. Aggregate Bond index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar- denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

**** The BCM Conservative Blended Index reflects an unmanaged portfolio of 80% of the Barclays Aggregate Bond Index and 20% of the MSCI World Index.

Holdings By Sector		% of Net Assets
Exchange Traded Funds		98.2%
Short-Term Investments		1.9%
Other, Cash & Cash Equivalents		(.01)%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

BCM Decathlon Moderate Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Portfolio's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	6 Month	1 Year	Since Inception**
BCM Decathlon Moderate Portfolio - Class 2	(0.68)%	1.58%	2.22%
Barclays U.S. Aggregate Bond Index ***	(2.44)%	(0.69)%	0.21%
BCM Moderate Blended Index****	(0.68)%	1.58%	2.22%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  Total return is calculated assuming reinvestment of all dividends and distributions.  The Portfolio’s total gross annual operating expenses, including underlying funds, is 2.33% for Class 2.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-777-0535.

** Inception date is April 30, 2012.

*** The Barclays U.S. Aggregate Bond index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar- denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

**** The BCM Moderate Blended Index reflects an unmanaged portfolio of 50% of the Barclays Aggregate Bond Index and 50% of the MSCI World Index.

Holdings By Sector		% of Net Assets
Exchange Traded Funds		97.5%
Short-Term Investments		1.9%
Other, Cash & Cash Equivalents		0.6%
		100.0%

Please refer to the Portfolio of Investments in this sem-annual report for a detailed analysis of the Portfolio's holdings.

BCM Decathlon Aggressive Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Portfolio's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	6 Month	1 Year	Since Inception**
BCM Decathlon Aggressive Portfolio - Class 2	(2.96)%	0.10%	1.28%
Barclays U.S. Aggregate Bond Index ***	(2.44)%	(0.69)%	0.21%
BCM Aggressive Blended Index****	5.00%	12.36%	8.46%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  Total return is calculated assuming reinvestment of all dividends and distributions.  The Portfolio’s total gross annual operating expenses, including underlying funds, is 2.38% for Class 2.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-777-0535.

** Inception date is April 30, 2012.

*** The Barclays U.S. Aggregate Bond index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar- denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

**** The BCM Aggressive Blended Index reflects an unmanaged portfolio of 33% of the Barclays Aggregate Bond Index and 67% of the MSCI World Index.

Holdings By Sector		% of Net Assets
Exchange Traded Funds		97.5%
Short-Term Investments		1.9%
Other, Cash & Cash Equivalents		0.6%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

BCM Decathlon Conservative Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

	Shares		Value

		EXCHANGE TRADED FUNDS - 98.2%
		DEBT FUNDS - 98.2%
	5,131	iShares 1-3 Year Credit Bond ETF	$ 538,909
	6,354	iShares 1-3 Year Treasury Bond ETF	535,515
	4,834	iShares Agency Bond ETF	535,124
	5,050	iShares Core Total U.S. Bond Market ETF	541,360
	5,060	iShares Credit Bond ETF	543,697
	5,038	iShares Intermediate Credit Bond	542,844
	4,905	iShares Intermediate Government	538,716
	4,869	iShares Government Credit Bond	536,856
	5,155	iShares MBS ETF	542,461
	14,079	iShares U.S. Preferred Stock ETF	553,023
			5,408,505

		TOTAL EXCHANGE TRADED FUNDS (Cost $5,522,044)	5,408,505

		SHORT-TERM INVESTMENT - 1.9%
	107,452	Fidelity Institutional Money Market Portfolio - Class I, 0.08%*
		(Cost $107,452)	107,452

		TOTAL INVESTMENTS - 100.1% (Cost $5,629,496) (a)	$ 5,515,957
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(5,795)
		TOTAL NET ASSETS - 100.0%	$ 5,510,162

*	Money Market Fund; interest rate reflects effective yield on June 30, 2013.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $5,629,310 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 7,473
		Unrealized depreciation:	(120,826)
		Net unrealized depreciation:	$ (113,353)

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Moderate Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

	Shares		Value

		EXCHANGE TRADED FUNDS - 97.5%
		DEBT FUNDS - 29.0%
	4,738	iShares Core Total US Bond Market ETF	$ 507,913
	4,602	iShares Intermediate Government	505,438
	13,209	iShares U.S. Preferred Stock ETF	518,849
			1,532,200
		EQUITY FUNDS - 68.5%
	6,565	iShares Cohen & Steers REIT ET	529,270
	7,284	iShares Global Tech ETF	508,423
	17,795	iShares MSCI Switzerland Cappe	509,827
	6,159	iShares Russell 1000 Value ETF	516,063
	7,948	iShares U.S. Real Estate ETF	527,668
	6,907	iShares U.S. Technology ETF	508,562
	5,460	iShares U.S. Utilities ETF	516,407
			3,616,220

		TOTAL EXCHANGE TRADED FUNDS (Cost $5,129,625)	5,148,420

		SHORT-TERM INVESTMENT - 1.9%
	101,038	Fidelity Institutional Money Market Portfolio - Class I, 0.08%*
		(Cost $101,038)	101,038

		TOTAL INVESTMENTS - 99.4% (Cost $5,230,663) (a)	$ 5,249,458
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	29,171
		TOTAL NET ASSETS - 100.0%	$ 5,278,629

*	Money Market Fund; interest rate reflects effective yield on June 30, 2013.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $5,230,314 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 73,154
		Unrealized depreciation:	(54,010)
		Net unrealized appreciation:	$ 19,144
The accompanying notes are an integral part of these financial statements.

BCM Decathlon Aggressive Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

	Shares		Value

		EXCHANGE TRADED FUNDS - 97.5%
		EQUITY FUNDS - 97.5%
	2,530	iShares Cohen & Steers REIT ET	$ 203,967
	2,444	iShares Dow Jones U.S. ETF	197,329
	6,858	iShares MSCI Switzerland Cappe	196,482
	2,215	iShares Russell 1000 ETF	199,195
	2,374	iShares Russell 1000 Value ETF	198,917
	1,540	iShares Russell Mid-Cap ETF	200,031
	3,459	iShares Russell Mid-Cap Value ETF	200,345
	2,375	iShares U.S. Industrials ETF	196,959
	3,063	iShares U.S. Real Estate ETF	203,353
	7,742	iShares U.S. Telecommunication	200,131
			1,996,709

		TOTAL EXCHANGE TRADED FUNDS (Cost $3,218,128)	1,996,709

		SHORT-TERM INVESTMENT - 1.9%
	38,898	Fidelity Institutional Money Market Portfolio - Class I, 0.08%*	38,898
		(Cost $38,898)

		TOTAL INVESTMENTS - 99.4% (Cost $2,003,544) (a)	$ 2,035,607
		OTHER ASSETS IN EXCESS OF LIABILITES - 0.6%	12,420
		TOTAL NET ASSETS - 100.0%	$ 2,048,027

*	Money Market Fund; interest rate reflects effective yield on June 30, 2013.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $2,003,356 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 50,211
		Unrealized depreciation:	(17,960)
		Net unrealized appreciation:	$ 32,251
The accompanying notes are an integral part of these financial statements.

BCM DECATHLON PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

	BCM Decathlon	BCM Decathlon	BCM Decathlon
	Conservative	Moderate	Aggressive
ASSETS
Investment securities:
At cost	$ 5,629,496	$ 5,230,663	$ 2,003,544
At value	$ 5,515,957	$ 5,249,458	$ 2,035,607
Dividends and interest receivable	7	35,117	13,627
Other assets	3,345	3,536	3,151
TOTAL ASSETS	5,519,309	5,288,111	2,052,385

LIABILITIES
Investment advisory fees payable	3,746	3,582	1,539
Fees payable to other affiliates	2,213	2,316	1,070
Service fees payable	1,920	2,187	1,207
Distribution (12b-1) fees payable	1,065	1,132	504
Payable for Fund shares repurchased	203	265	38
TOTAL LIABILITIES	9,147	9,482	4,358
NET ASSETS	$ 5,510,162	$ 5,278,629	$ 2,048,027

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 5,456,428	$ 5,250,016	$ 2,057,667
Accumulated net investment income	2,176	21,561	23,512
Accumulated net realized gain (loss) from investment transactions	165,097	(11,743)	(65,215)
Net unrealized appreciation (depreciation) on investments	(113,539)	18,795	32,063
NET ASSETS	$ 5,510,162	$ 5,278,629	$ 2,048,027

Net Asset Value Per Share:
Class 2 Shares:
Net Assets	$ 5,510,162	$ 5,278,629	$ 2,048,027
Shares of beneficial interest outstanding	536,009	514,286	201,777
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ 10.28	$ 10.26	$ 10.15

The accompanying notes are an integral part of these financial statements.

BCM DECATHLON PORTFOLIOS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2013

	BCM Decathlon	BCM Decathlon	BCM Decathlon
INVESTMENT INCOME	Conservative	Moderate	Aggressive
Dividends	$ 47,546	$ 69,980	$ 25,629
Interest	66	89	39
TOTAL INVESTMENT INCOME	47,612	70,069	25,668

EXPENSES
Investment advisory fees	24,635	30,129	15,585
Distribution (12b-1) fees, Class 2 shares	6,483	7,929	4,101
Administrative services fees	12,966	15,858	8,202
Service fees	6,483	7,929	4,084
TOTAL EXPENSES	50,567	61,845	31,972

NET INVESTMENT INCOME (LOSS)	(2,955)	8,224	(6,304)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain (loss) from investments	161,434	(31,242)	(59,470)
Net change in unrealized depreciation on investments	(114,289)	(13,505)	(16,768)
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	47,145	(44,747)	(76,238)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$ 44,190	$ (36,523)	$ (82,542)

The accompanying notes are an integral part of these financial statements.

BCM DECATHLON CONSERVATIVE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	June 30, 2013	December 31,
	(Unaudited)	2012*
FROM OPERATIONS
Net investment income (loss)	$ (2,955)	$ 4,191
Net realized gain from investments	161,434	3,539
Distributions of long term capital gains from underlying investment companies	-	124
Net change in unrealized appreciation (depreciation) on investments	(114,289)	750
Net increase in net assets resulting from operations	44,190	8,604

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 2	897,493	4,745,128
Cost of Shares Redeemed
Class 2	(147,774)	(37,479)
Net increase in net assets from shares of beneficial interest	749,719	4,707,649

TOTAL INCREASE IN NET ASSETS	793,909	4,716,253

NET ASSETS
Beginning of Period	4,716,253	-
End of Period *	$ 5,510,162	$ 4,716,253
*Includes accumulated net investment income of:	$ 2,176	$ 5,131

SHARE ACTIVITY
Class 2:
Shares Sold	87,430	467,762
Shares Redeemed	(15,531)	(3,652)
Net increase in shares of beneficial interest outstanding	71,899	464,110

*Commencement of Operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

BCM DECATHLON MODERATE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	June 30, 2013	December 31,
	(Unaudited)	2012*
FROM OPERATIONS
Net investment income	$ 8,224	$ 12,623
Net realized gain (loss) from investments	(31,242)	19,346
Distributions of long term capital gains from underlying investment companies	-	153
Net change in unrealized appreciation (depreciation) on investments	(13,505)	32,300
Net increase (decrease) in net assets resulting from operations	(36,523)	64,422

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 2	503,395	6,107,059
Cost of Shares Redeemed
Class 2	(1,358,920)	(804)
Net increase (decrease) in net assets from shares of beneficial interest	(855,525)	6,106,255

TOTAL INCREASE IN NET ASSETS	(892,048)	6,170,677

NET ASSETS
Beginning of Period	6,170,677	-
End of Period *	$ 5,278,629	$ 6,170,677
*Includes accumulated net investment income of:	$ 21,561	$ 13,337

SHARE ACTIVITY
Class 2:
Shares Sold	94,500	597,224
Shares Redeemed	(167,360)	(78)
Net increase (decrease) in shares of beneficial interest outstanding	(72,860)	597,146

*Commencement of Operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

BCM DECATHLON AGGRESSIVE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	June 30, 2013	December 31,
	(Unaudited)	2012*
FROM OPERATIONS
Net investment income (loss)	$ (6,304)	$ 15,496
Net realized gain (loss) from investments	(59,470)	7,996
Distributions of long term capital gains from underlying investment companies	-	-
Net change in unrealized appreciation (depreciation) on investments	(16,768)	48,831
Net increase (decrease) in net assets resulting from operations	(82,542)	72,323

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 2	47,860	3,285,115
Cost of Shares Redeemed
Class 2	(1,274,458)	(271)
Net increase (decrease) in net assets from shares of beneficial interest	(1,226,598)	3,284,844

TOTAL INCREASE IN NET ASSETS	(1,309,140)	3,357,167

NET ASSETS
Beginning of Period	3,357,167	-
End of Period *	$ 2,048,027	$ 3,357,167
*Includes accumulated net investment income of:	$ 23,512	$ 29,816

SHARE ACTIVITY
Class 2:
Shares Sold	4,465	320,853
Shares Redeemed	(123,515)	(26)
Net increase (decrease) in shares of beneficial interest outstanding	(119,050)	320,827

*Commencement of Operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Conservative Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods

	Class 2
	For the Six Months	For the Period
	Ended June 30, 2013	Ended
	(Unaudited)	December 31, 2012 (1)
Net asset value, beginning of period	$ 10.16	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)(5)	(0.01)	0.02
Net realized and unrealized
gain on investments	0.13	0.14
Total from investment operations	0.12	0.16

Net asset value, end of period	$ 10.28	$ 10.16

Total return (3)	1.18%	1.60%

Net assets, at end of period (000s)	$ 5,510	$ 4,716

Ratio of gross expenses to average
net assets (4)(7)	1.95%	1.95%
Ratio of net expenses to average
net assets (4)(7)	1.95%	1.95%
Ratio of net investment income (loss)
to average net assets (4)(5)(7)	(0.11)%	0.25%

Portfolio Turnover Rate (6)	180%	611%

(1)	Class 2 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Recognition of net income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.
(6)	Not annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Moderate Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods

	Class 2
	For the Six Months	For the Period
	Ended June 30, 2013	Ended
	(Unaudited)	December 31, 2012 (1)
Net asset value, beginning of period	$ 10.33	$ 10.00

Activity from investment operations:
Net investment income (2)(5)	0.01	0.04
Net realized and unrealized
gain on investments	(0.08)	0.29
Total from investment operations	(0.07)	0.33

Net asset value, end of period	$ 10.26	$ 10.33

Total return (3)	(0.68)%	3.30%

Net assets, at end of period (000s)	$ 5,279	$ 6,171

Ratio of gross expenses to average
net assets (4)(7)	1.95%	1.95%
Ratio of net expenses to average
net assets (4)(7)	1.95%	1.95%
Ratio of net investment income
to average net assets (4)(5)(7)	0.26%	0.71%

Portfolio Turnover Rate (6)	189%	548%

(1)	Class 2 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Recognition of net income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.
(6)	Not annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Aggressive Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods

	Class 2
	For the Six Months	For the Period
	Ended June 30, 2013	Ended
	(Unaudited)	December 31, 2012 (1)
Net asset value, beginning of period	$ 10.46	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)(5)	(0.02)	0.08
Net realized and unrealized
gain on investments	(0.29)	0.38
Total from investment operations	(0.31)	0.46

Net asset value, end of period	$ 10.15	$ 10.46

Total return (3)	(2.96)%	4.60%

Net assets, at end of period (000s)	$ 2,048	$ 3,357

Ratio of gross expenses to average
net assets (4)(7)	1.95%	1.95%
Ratio of net expenses to average
net assets (4)(7)	1.95%	1.95%
Ratio of net investment income (loss)
to average net assets (4)(5)(7)	(0.38)%	1.19%

Portfolio Turnover Rate (6)	218%	637%

(1)	Class 2 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Recognition of net income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.
(6)	Not annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these financial statements.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

June 30, 2013

1.

ORGANIZATION

The BCM Decathlon Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Conservative Portfolio	Income and capital preservation
Moderate Portfolio	Moderate growth
Aggressive Portfolio	Growth

The Aggressive Portfolio, Conservative Portfolio and Moderate Portfolio each currently offer one class of shares: Class 2 Shares.  Class 2 shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Each Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

June 30, 2013

approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

June 30, 2013

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for each Portfolio’s investments measured at fair value:

Conservative Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Debt Funds	$ 5,408,505	-	-	$ 5,408,505
Short-Term Investments	107,452	-	-	107,452
Total	$ 5,515,957	$ -	$ -	$ 5,515,957

Moderate Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Debt Funds	$ 1,532,200	$ -	$ -	$ 1,532,200
Equity Funds	3,616,220	-	-	3,616,220
Short-Term Investments	101,038	-	-	101,038
Total	$ 5,249,458	$ -	$ -	$ 5,249,458

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

June 30, 2013

Aggressive Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Equity Funds	$ 1,996,709	$ -	$ -	$ 1,996,709
Short-Term Investments	38,898	-	-	38,898
Total	$ 2,035,607	$ -	$ -	$ 2,035,607

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal income tax – It is each Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions during the open tax year ended December 31, 2012 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax position. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

June 30, 2013

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Conservative Portfolio	$ 9,996,537	$ 9,248,454
Moderate Portfolio	11,653,274	12,010,145
Aggressive Portfolio	6,930,467	8,122,985

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios. Beaumont Capital Management (‘BCM”) serves as the Portfolios’ Investment Advisor (the “Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Trust are also officers of GFS..

Pursuant to an Advisory Agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.95% of each Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Portfolios (excluding front end or contingent deferred loads, taxes, brokerage fees

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

June 30, 2013

and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, or extraordinary expenses, such as litigation) do not exceed 1.95% per annum of the BCM Decathlon Conservative Portfolio’s daily net assets for Class 2 shares, 1.95% per annum of the BCM Decathlon Moderate Portfolio’s daily net assets for Class 2 shares, and 1.95% per annum of the BCM Decathlon Aggressive Portfolio’s daily net assets for Class 2 shares respectively.

The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”). The fee is calculated at an annual rate of 0.25%, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Portfolios’ principal underwriter in a continuous public offering of the Portfolios’ Class 2 shares and is an affiliate of GFS.

Effective April 1, 2013, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $4,875 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or an adviser received a quarterly fee of $3,500. Effective July 1, 2013 in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives a $15,000 annual fee, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust, each to be paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment advisor depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serves as Trustees of the Trust receive no compensations for their services as Trustees. None of the executive officers receive compensations from the Trust.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees. The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS) an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

GemCom, LLC (“GemCom”) an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Portfolios.

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

June 30, 2013

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act. As of June 30, 2013, ownership percentages of the voting securities of each Portfolio that may be deemed to control each Portfolio was as follows:

Aggressive Portfolio

Jefferson National Life Insurance Company	100%

Conservative Portfolio

Jefferson National Life Insurance Company	100%

Moderate Portfolio

Jefferson National Life Insurance Company	100%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially

6. TAX COMPONENTS OF CAPITAL

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
Conservative Portfolio	$ 36,512	$ -	$ -	$ (27,532)	$ 564	$ 9,544
Moderate Portfolio	33,032	153	-	-	31,951	65,136
Aggressive Portfolio	29,816	-	(1,923)	(3,634)	48,643	72,902

The difference between book basis and tax basis net unrealized appreciation of investments, undistributed ordinary income and undistributed long-term gains is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of short-term capital gains.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Funds incurred and elected to defer such capital losses as follows:

Capital
Losses
Conservative Portfolio	$ 27,532
Aggressive Portfolio	3,634

BCM Decathlon Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

June 30, 2013

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  The Act provides unlimited carryover on future capital losses.  At December 31, 2012, the following Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
Aggressive Portfolio	$ 1,923	$ -	$ 1,923	Non-Expiring

Permanent book and tax differences, primarily attributable to non-deductible offering costs, resulted in reclassification for the period ended December 31, 2012, as follows:

	Paid in	Undistributed Net	Accumulated Net Realized
	Capital	Investment Income	Gain/(Loss) from Investment
Conservative Portfolio	$ (940)	$ 940	$ -
Moderate Portfolio	(714)	714	-
Aggressive Portfolio	(579)	14,320	(13,741)

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods

8. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Portfolios currently invest a portion of their assets in the Fidelity Money Market Portfolio.  The Portfolios may redeem their investments from the Fidelity Money Market Portfolio at any time if the Advisor determines that it is in the best interest of the Portfolio and its shareholders to do so.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

BCM Decathlon Portfolios

EXPENSE EXAMPLES (Unaudited)

June 30, 2013

As a shareholder of the BCM Decathlon Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the BCM Decathlon Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized Expense	Account Value	Account Value	During Period *
Actual	Ratio	1/1/2013	6/30/2013	1/1/2013 – 6/30/2013
Class 2
Conservative	1.95%	$1,000.00	$1,011.80	$9.73
Moderate	1.95%	$1,000.00	$993.20	$9.64
Aggressive	1.95%	$1,000.00	$970.40	$9.53

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical	Annualized Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	1/1/2013	6/30/2013	1/1/2013 – 6/30/2013
Class 2
Conservative	1.95%	$1,000.00	$1,015.12	$9.74
Moderate	1.95%	$1,000.00	$1,015.12	$9.74
Aggressive	1.95%	$1,000.00	$1,015.12	$9.74

*    Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-777-0535 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-777-0535.

INVESTMENT ADVISOR

Beaumont Financial Partners, LLC
D.B.A. BFP Capital Management

20 Walnut Street

Wellesley Hills, MA  02481

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive Suite 110.

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/3/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/3/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/3/13